Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies followed in the preparation of the financial statements are as follows:

a.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and the Subsidiary. All intercompany transactions have been eliminated in consolidation.

b.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as to disclose contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. On an ongoing basis, management evaluates its estimates, judgments and assumptions. Management bases its estimates, judgments and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

c.	Foreign currency

The currency of the primary economic environment in which the operations of the Company are conducted is the USD. The Company’s funding and revenues are mostly in USD. Thus, the functional currency of the Company is the USD.

Transactions and balances originally denominated in USD are presented at their original amounts. Balances in non-USD currencies are translated into USD using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-USD transactions and other items (stated below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation etc.) – historical exchange rates. Currency transaction gains or losses are recorded to financing income or expenses, as appropriate.

d.	Inventories:

Inventories are composed of parts of the Company’s products as well as completed products and are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

e.	Property and equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Annual rates of depreciation are as follows:

%
Office furniture and electronic equipment	7-15
Computers and software	33

f.	Leases

On January 1, 2022, the Company began to implement ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate. The weighted-average rate applied was 8%. Right-of-use assets were measured at an amount equal to the lease liability.

For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

g.	Revenue recognition

Revenue is recognized when (or as) control of the promised goods or services is transferred to the customer, and in an amount that reflects the consideration the Company is contractually due in exchange for those services or goods. The Company follows five steps to record revenue: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies its performance obligations.

A pilot transaction has multiple performance obligations and it generally takes a few months but less than one year. Each Mudra Inspire development kit sale has also multiple performance obligations.

The payment terms of the Mudra Inspire development kit sales are upon delivery of the Hardware, while the payment terms of the pilot transactions are within the pilot period.

In those transactions, each obligation: Hardware and API (for Mudra Inspire development kit) and tailor-made software application and technical support (for a pilot transaction) is distinct and separately identifiable.

The amount allocated to the delivered items is recognized upon delivery, the amount allocated to API is recognized over the API period and the amount allocated to the technical support is recognized over the service period (a pilot period).

h.	Cost of materials

Cost of materials consists primarily of expenses related to the purchase of parts of products sold.

i.	Research and development

Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.

j.	Governmental grants

The Company receives royalty-bearing grants from the Israeli government for approved research and development projects and marketing efforts. These grants are recognized at the time the Company is entitled to such grants based on the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development or sales and marketing expenses, respectively.

k.	Finance income and expenses

Finance income is composed of interest on deposits, while finance expenses are composed of interest on senior secured credit facility, bank charges and net currency exchange rates differences.

l.	Income taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, “Income Taxes” (“ASC 740”). Deferred taxes are determined utilizing the assets and liabilities method, which is based on the estimated future tax effects of the differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company applies ASC 740, which clarifies the accounting and reporting for uncertainties with respect to income taxes. ASC 740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

m.	Share based compensation

Share-based compensation expenses related to employees and consultants options are recognized based on their fair value, which is based on the fair value of the underlying ordinary shares as to the de-minimis exercise price, on a straight-line basis over the requisite service period of the awards.

m.	Warrants

The warrants’ mechanism does not create any obligation to transfer cash to the investors. Warrants are exercised for a fixed amount of Ordinary Shares upon exercise. Therefore, the Company accounts for the warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of the applicable U.S. GAAP authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability or whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own shares, among other conditions for equity classification.

o.	Severance

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s pension and severance pay liabilities are covered mainly by insurance policies. Pursuant to section 14 of the Israeli Severance Compensation Act, 1963 (“section 14”), the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments in respect of those employees and, as such, the Company may only utilize the insurance policies for the purpose of paying severance pay.

p.	Basic and diluted loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year, adjusted for ordinary shares issued during the year, if applicable.

q.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities except for the convertible securities are estimated to be equal to their fair value due to the short-term nature of these instruments.

r.	Concentration of Credit Risk

The Company maintains certain cash balances in a well-known Israeli bank.

s.	Cash and cash equivalents:

Cash equivalents are highly-liquid investments that are readily convertible into cash, typically with an original maturity of three months or less.

t.	Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying consolidated financial statements for the purposes of making operating decisions, assessing financial performance, and allocating resources.

u.	Subsequent Events

In connection with the preparation of these consolidated financial statements, the Company and management evaluated subsequent events through March 21, 2023, the date these consolidated financial statements were available to be issued.